Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2025	Mar. 31, 2025
Fair value of financial instruments
Non-current derivative financial assets	€ 2,882	€ 4,064
Non-current derivative financial liabilities	2,336	1,824
Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	2,451	1,906
Financial liabilities at fair value | Derivatives financial instruments
Fair value of financial instruments
Financial liabilities	2,451	1,906
Financial assets at fair value
Fair value of financial instruments
Financial assets	13,051	13,962
Financial assets at fair value | Money Market funds
Fair value of financial instruments
Financial assets	3,265	2,130
Financial assets at fair value | Debt and equity securities
Fair value of financial instruments
Financial assets	5,711	6,925
Financial assets at fair value | Debt and equity securities | Level 1
Fair value of financial instruments
Financial assets	1,504	2,811
Financial assets at fair value | Debt and equity securities | Level 2
Fair value of financial instruments
Financial assets	3,234	3,177
Financial assets at fair value | Derivative financial instruments
Fair value of financial instruments
Financial assets	3,005	4,197
Financial assets at fair value | Trade receivables at fair value through Other comprehensive income
Fair value of financial instruments
Financial assets	1,070	710
Financial assets at fair value | Trade receivables at fair value through Other comprehensive income | Level 2
Fair value of financial instruments
Non-current financial assets	471	289
Financial assets at fair value | Equity investments [member] | Level 3
Fair value of financial instruments
Financial assets	960	937
Financial assets at fair value | Non-current debt securities | Level 3
Fair value of financial instruments
Financial assets	€ 13	€ 0